EQUITY INVESTMENTS (Details) In Millions, unless otherwise specified	12 Months Ended												1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 TC PipeLines, LP	Dec. 31, 2013 TC PipeLines, LP	May 31, 2013 TC PipeLines, LP	Apr. 30, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2014 Northern Border USD ($)	Dec. 31, 2013 Northern Border USD ($)	Dec. 31, 2014 Bruce Power CAD	Dec. 31, 2013 Bruce Power CAD	Dec. 31, 2012 CrossAlta	Nov. 30, 2012 CrossAlta	Dec. 31, 2014 Natural Gas Pipelines Northern Border CAD	Dec. 31, 2013 Natural Gas Pipelines Northern Border CAD	Dec. 31, 2012 Natural Gas Pipelines Northern Border CAD	Dec. 31, 2014 Natural Gas Pipelines Northern Border TC PipeLines, LP	Dec. 31, 2014 Natural Gas Pipelines Iroquois CAD	Dec. 31, 2013 Natural Gas Pipelines Iroquois CAD	Dec. 31, 2012 Natural Gas Pipelines Iroquois CAD	Dec. 31, 2014 Natural Gas Pipelines TQM CAD	Dec. 31, 2013 Natural Gas Pipelines TQM CAD	Dec. 31, 2012 Natural Gas Pipelines TQM CAD	Dec. 31, 2014 Natural Gas Pipelines Other CAD	Dec. 31, 2013 Natural Gas Pipelines Other CAD	Dec. 31, 2012 Natural Gas Pipelines Other CAD	Dec. 31, 2014 Energy Other CAD	Dec. 31, 2013 Energy Other CAD	Dec. 31, 2012 Energy Other CAD	Dec. 31, 2014 Energy Bruce A CAD	Dec. 31, 2013 Energy Bruce A CAD	Dec. 31, 2012 Energy Bruce A CAD	Dec. 31, 2014 Energy Bruce B CAD	Dec. 31, 2013 Energy Bruce B CAD	Dec. 31, 2012 Energy Bruce B CAD	Dec. 31, 2014 Energy ASTC Power Partnership CAD	Dec. 31, 2013 Energy ASTC Power Partnership CAD	Dec. 31, 2012 Energy ASTC Power Partnership CAD	Dec. 31, 2014 Energy Portlands Energy CAD	Dec. 31, 2013 Energy Portlands Energy CAD	Dec. 31, 2012 Energy Portlands Energy CAD	Dec. 31, 2014 Liquids Pipelines Grand Rapids CAD	Dec. 31, 2013 Liquids Pipelines Grand Rapids CAD	Dec. 31, 2012 Liquids Pipelines Grand Rapids CAD
Equity Investments
Ownership interest (as a percent)													40.00%	60.00%	14.20%	14.50%	16.70%	50.00%	44.50%			50.00%									48.90%			31.60%			50.00%			50.00%			50.00%
Income/(Loss) from Equity Investments	522	597	257												76	66	72		43	41	41	12	13	16	32	25	28	1	1	18	209	202	(149)	105	108	163	8	110	40	36	31	28	0	0	0
Equity Investments (Note 8)	5,598	5,759													587	557			210	188		73	76		68	62		61	57		3,944	3,988		51	377		29	41		335	343		240	70
TransCanada ownership (as a percent)				28.30%	28.90%	28.90%	33.30%	33.30%
Difference between the carrying value of the investment and the underlying equity in the net assets									117	118	776	820
Ownership interest after acquisition (as a percent)													100.00%
Distributions received from equity investments	726	725	436
Returns of capital	147	120	60
Undistributed earnings	551	754	883